SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenues from different product groups and services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment reporting
Net revenues	¥ 12,425,902	$ 1,949,895	¥ 8,203,157	¥ 3,952,053
Product
Segment reporting
Net revenues	12,331,705		8,156,672	3,929,698
Drugs
Segment reporting
Net revenues	11,681,106		7,398,433	3,595,419
Nutritional supplements
Segment reporting
Net revenues	442,497		559,239	245,644
Contact lenses.
Segment reporting
Net revenues	38		3,420	18,110
Medical supplies and devices
Segment reporting
Net revenues	124,919		149,051	50,178
Other products.
Segment reporting
Net revenues	83,145		46,529	20,347
Service
Segment reporting
Net revenues	94,197		46,485	22,355
MP Service
Segment reporting
Net revenues	52,309		30,533	17,239
Other Services
Segment reporting
Net revenues	¥ 41,888		¥ 15,952	¥ 5,116